Equity (Tables)	12 Months Ended
Dec. 31, 2022
Equity
Reconciliation of number of shares outstanding

Number of shares 000s	2022	2021	2020
1 January	5 634 993	5 617 496	5 605 581
Settlement of share-based payments	15 986	17 497	11 915
Acquisition of treasury shares	(63 963)	–	–
31 December	5 587 016	5 634 993	5 617 496

Schedule of translation differences, fair value and other reserves

		Fair value and other reserves
	Translation	Pension	Hedging	Cost of hedging	Fair value
EURm	differences	remeasurements	reserve	reserve	reserve
1 January 2020	(372)	1 457	(6)	(14)	(55)
Foreign exchange translation differences	(1 231)	–	–	–	–
Net investment hedging gains	307	–	–	1	–
Remeasurements of defined benefit plans	–	484	–	–	–
Net fair value gains/(losses)	–	–	13	(13)	(175)
Transfer to income statement	–	–	(5)	16	208
Other decrease	(1)	–	–	–	–
Movement attributable to non-controlling interests	2	(1)	–	–	–
31 December 2020	(1 295)	1 940	2	(10)	(22)
Foreign exchange translation differences	1 162	–	–	–	–
Net investment hedging losses	(249)	–	–	–	–
Remeasurements of defined benefit plans	–	2 302	–	–	–
Net fair value (losses)/gains	–	–	(15)	5	(25)
Transfer to income statement	(7)	–	6	4	32
Movement attributable to non-controlling interests	(7)	–	–	–	–
31 December 2021	(396)	4 242	(7)	(1)	(15)
Foreign exchange translation differences	697	–	–	–	–
Net investment hedging losses	(147)	–	–	–	–
Remeasurements of defined benefit plans	–	(349)	–	–	–
Net fair value gains/(losses)	–	–	24	(27)	(208)
Transfer to income statement	14	–	61	10	175
Movement attributable to non-controlling interests	1	–	–	–	–
31 December 2022(1)	169	3 893	78	(18)	(48)
(1)	In 2022, translation differences includes EUR 80 million gains (EUR 226 million gains in 2021 and EUR 475 million gains in 2020) related to net investment hedging.